General California Municipal Money Market Fund
Class A (“the Fund”)

Incorporated herein by reference is a revised version of the Fund's prospectus, filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 1, 2015 (SEC Accession No. 0000353560-15-000036).